Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives
Schedule of actual movements in the fair value of the hedged items attributable to the hedged risk

	2021			2020
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,167	38,517	39,286	3,328	52,239	55,107
Interest rate contracts	8,919	67,458	61,206	10,703	114,115	105,214
Credit derivatives	14	154	343	15	161	376
Equity and commodity contracts	—	10	—	1	8	8
		106,139	100,835		166,523	160,705

Schedule of derivatives held for hedging purposes

	2021				2020
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.6	1,176	2,057	897	65.5	1,878	3,844	(875)

Cash flow hedging
Interest rate contracts	133.1	952	1,149	(931)	128.8	2,035	1,210	217
Exchange rate contracts	7.3	30	109	27	10.8	37	116	(55)

Net investment hedging
Exchange rate contracts	0.5	11	1	7	0.2	—	9	11
	206.5	2,169	3,316	—	205.3	3,950	5,179	(702)
IFRS netting/Clearing house settlements		(2,125)	(3,196)			(3,857)	(5,049)
		44	120			93	130

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

Schedule of notional of hedging instruments affected by interest rate benchmark reform (SONIA not subject to reform)

	2021	2020
	£bn	£bn
Fair value hedging
EURIBOR (1)	—	13.6
GBP LIBOR	—	11.2
USD LIBOR (2)	20.2	26.6
Other currency LIBOR	—	1.1
Cash flow hedging
EURIBOR (1)	—	5.2
GBP LIBOR	—	51.7
SOFR (3)	0.2	—
USD LIBOR (2)	3.1	2.7

(1)	In 2021 management concluded that EURIBOR is not expected to be significantly reformed further and therefore any uncertainty due to interest benchmark rate reform for EURIBOR has ended.
(2)	In 2021 the FCA declared that USD LIBOR will be non-representative post 30 June 2023; at the time of preparing the 2020 disclosures this date was expected to be 31 December 2021.
(3)	Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.
(4)	Notional of £1 billion cross currency derivative contracts in cash flow hedge relationships will convert to repricing off the relevant risk-free rate at the first repricing date post cessation.

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	0.9	2.5	5.5	5.7	6.2	4.9	4.5	30.2
Hedging liabilities - interest rate risk	1.1	4.2	11.8	9.3	8.4	0.6	0.0	35.4
Cash flow hedging
Hedging assets
Interest rate risk	5.4	8.1	14.3	24.5	11.4	—	—	63.7
Average fixed interest rate (%)	1.40	1.19	1.35	0.65	0.82	—	—	0.97
Hedging liabilities
Interest rate risk	8.8	21.1	33.0	3.3	2.5	0.7	—	69.4
Average fixed interest rate (%)	0.50	0.24	0.41	0.47	1.01	4.55	—	0.44
Hedging assets
Exchange rate risk	—	—	—	—	—	—	—	—
Hedging liabilities
Exchange rate risk	0.1	2.4	3.5	1.3	—	—	—	7.3
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5
2020
Fair value hedging
Hedging assets - interest rate risk	1.2	2.3	6.3	7.4	8.9	5.1	4.2	35.4
Hedging liabilities - interest rate risk	—	0.6	10.1	11.6	7.1	0.5	0.2	30.1
Cash flow hedging
Hedging assets
Interest rate risk	0.7	10.5	19.3	13.9	10.5	0.1	—	55.0
Average fixed interest rate (%)	1.28	1.22	1.51	1.06	0.92	3.12	—	1.23
Hedging liabilities
Interest rate risk	1.6	28.9	36.8	3.4	2.4	0.7	—	73.8
Average fixed interest rate (%)	1.14	0.78	0.37	1.25	0.65	4.55	—	0.64
Hedging assets
Exchange rate risk	—	—	0.1	—	—	—	—	0.1
Hedging liabilities
Exchange rate risk	—	3.3	5.3	1.0	1.1	—	—	10.7
Net investment hedging
Exchange rate risk	0.1	0.1	—	—	—	—	—	0.2

Schedule of assets and liabilities subject to hedging derivatives

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2021	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,603	701	(478)	69
Other financial assets - securities	30,882	518	(1,576)	—
Total	37,485	1,219	(2,054)	69

Other financial liabilities - debt securities in issue	34,371	454	953	—
Subordinated liabilities	6,235	(9)	255	—
Total	40,606	445	1,208	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	63,025		1,984
Other financial assets - securities	714		26
Total	63,739		2,010

Cash flow hedging - interest rate
Bank and customer deposits	68,383		(1,084)
Other financial liabilities - debt securities in issue	1,006		(21)
Total	69,389		(1,105)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	21		—
Other financial assets - securities	2		—
Total	23		—

Other financial liabilities - debt securities in issue	6,337		(5)
Subordinated liabilities	742		(12)
Other	200		(10)
Total	7,279		(27)

2020
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,858	1,228	323	77
Other financial assets - securities	35,754	2,268	1,568	—
Total	42,612	3,496	1,891	77

Other financial liabilities - debt securities in issue	29,317	1,336	(746)	—
Subordinated liabilities	6,441	293	(268)	10
Total	35,758	1,629	(1,014)	10

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	53,335		(601)
Other financial assets - securities	1,550		(16)
Total	54,885		(617)

Cash flow hedging - interest rate
Bank and customer deposits	72,880		409
Other financial liabilities - debt securities in issue	1,014		13
Total	73,894		422

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	112		1
Other financial assets - securities	30		—
Total	142		1

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	6,272		20
Subordinated liabilities	4,194		36
Other	152		(2)
Total	10,618		54

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.

Schedule of risk exposures will be affected by interest rate benchmark reform (notional, fair value)

	2021		2020
		Hedged		Hedged
	Notional	adjustment	Notional	adjustment
	£bn	£m	£bn	£m
Fair value hedging
EURIBOR (1)	—	—	15.1	27
GBP LIBOR	—	—	11.4	1,178
USD LIBOR (2)	21.8	7	28.1	(427)
Other currency LIBOR	—	—	1.1	1
Cash flow hedging
EURIBOR (1)	—	—	4.1	(76)
GBP LIBOR	—	—	10.5	(473)
USD LIBOR (2)	3.3	21	2.7	(61)
BOE Base rate (3)	—	—	40.7	(156)
ECB REFI rate (3)	—	—	1.2	—
SONIA (3)	—	—	0.6	4

(1)	In 2021 management concluded that EURIBOR is not expected to be significantly reformed further and therefore any uncertainty due to interest benchmark rate reform for EURIBOR has ended.
(2)	In 2021 the FCA declared that USD LIBOR will be non-representative post 30 June 2023; at the time of preparing the 2020 disclosures this date was expected to be 31 December 2021.
(3)	Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.
(4)	Notional of £6.5 billion GBP LIBOR hedged items in cash flow hedge relationships will convert to repricing off SONIA at the first repricing date post cessation.

Schedule of analysis of cash flow reserve and foreign exchange reserve

	2021	2020
INR/GBP	106.58	95.29
USD/GBP	1.38	1.36
CHF/GBP	1.25	n/a
JPY/GBP	132.93	132.93
JPY/EUR	n/a	120.21
CNH/GBP	8.74	n/a

For net investment hedging of exchange rate risk, the average foreign exchange rates applicable were as below for the main currencies hedged.

	2021	2020
SEK/GBP	11.74	11.15
DKK/GBP	8.85	8.28
NOK/GBP	12.12	12.73
AED/USD	3.67	n/a
USD/GBP	1.32	n/a

	2021		2020
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(295)	—	695	—
Foreign exchange risk	23	53	22	(13)

De-designated
Interest rate risk	(297)	—	(424)	—
Foreign exchange risk	10	(759)	(1)	(775)
Total	(559)	(706)	292	(788)

	2021		2020
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	(700)	—	318	—
Foreign exchange risk	13	88	3	(57)
Total	(687)	88	321	(57)

Amount transferred from equity to earnings
Interest rate risk to net interest income	(181)	—	(19)	—
Interest rate risk to non-interest income (1)	20	—	—	—
Foreign exchange risk to net interest income	(4)	2	(35)	—
Foreign exchange risk to non-interest income	1	(2)	—	2
Foreign exchange risk to operating expenses	3	—	4	—
Total	(161)	—	(50)	2

(1)	There was £20 million reclassified from the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.

Schedule of hedge ineffectiveness recognized in other operating income

	2021	2020	2019
	£m	£m	£m
Fair value hedging
(Losses)/gains on hedged items attributable to the hedged risk	(846)	877	610
Gains/(losses) on the hedging instruments	897	(875)	(585)
Fair value hedging ineffectiveness	51	2	25
Cash flow hedging
Interest rate risk	(26)	22	23
Cash flow hedging ineffectiveness	(26)	22	23
Total	25	24	48